Tax Rate Reconciliation (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Effective income tax rate reconciliation
Computed "expected" tax expense (benefit)					$ 1,321,780	$ (759,498)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance					(1,365,408)	796,699
Research and development tax credits						(146,454)
State and local income taxes, net of federal income tax benefit					66	66
Stock option expense					32,336	104,339
Nondeductible contributions						14,994
Other, net					11,910	8,224
Income tax expense benefit	$ 182	$ 171	$ 294	$ 1,410	$ 684	$ 18,370